Derivative Liability (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Derivative Liability [Abstract]
Beginning Balance	$ 188,128
Derivative liability reclass into additional paid in capital upon notes conversion	(23,825)	(182,701)
Change in fair value of derivative at period end	(59,857)	18,868
Ending Balance	$ 104,446	$ 188,128